Schedule of Investments ─ NYLI Healthy Hearts ETF (formerly, IQ Healthy Hearts ETF)

July 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.9%
Communication Services — 4.8%
Alphabet, Inc., Class A	2,446	$419,587

Consumer Discretionary — 13.7%
adidas AG	344	86,099
Asics Corp.	3,047	50,122
Basic-Fit NV*(a)	1,727	41,562
Deckers Outdoor Corp.*	55	50,745
Dick’s Sporting Goods, Inc.	185	40,025
Feng TAY Enterprise Co., Ltd.	8,844	37,668
Frasers Group PLC*	3,758	43,226
Garmin Ltd.	335	57,369
Giant Manufacturing Co., Ltd.	6,282	45,294
Moncler SpA	634	37,788
NIKE, Inc., Class B	2,534	189,695
On Holding AG, Class A*	992	41,089
Peloton Interactive, Inc., Class A*	11,588	41,253
Planet Fitness, Inc., Class A*	663	48,863
Pool Corp.	116	43,389
Puma SE	817	40,579
Shimano, Inc.	258	45,835
Technogym SpA	4,176	40,963
Thule Group AB	1,404	38,802
Topgolf Callaway Brands Corp.*	2,696	44,484
Under Armour, Inc., Class A*	5,866	40,886
Vail Resorts, Inc.	224	40,770
VF Corp.(a)	3,176	53,865
Total Consumer Discretionary		1,200,371

Consumer Staples — 2.9%
General Mills, Inc.	1,218	81,777
George Weston Ltd.	297	45,969
Glanbia PLC	2,066	41,337
Kellanova	699	40,647
Loblaw Cos. Ltd.	363	44,736
Total Consumer Staples		254,466

Health Care — 71.4%
Abbott Laboratories	4,136	438,168
Acadia Healthcare Co., Inc.*	612	39,688
Asahi Intecc Co., Ltd.	2,930	46,367
AstraZeneca PLC	2,723	432,580
AtriCure, Inc.*	1,872	40,379
Bangkok Dusit Medical Services PCL	57,475	42,326
Beam Therapeutics, Inc.*	1,771	56,034
Boston Scientific Corp.*	3,169	234,126
Bristol-Myers Squibb Co.	4,385	208,551
Bumrungrad Hospital PCL	6,412	44,252
Centene Corp.*	1,143	87,920
China Traditional Chinese Medicine Holdings Co., Ltd.*	78,196	33,032
Cytokinetics, Inc.*	870	51,339
Edwards Lifesciences Corp.*	1,284	80,956
Elevance Health, Inc.	502	267,079
Eli Lilly & Co.	515	414,199
Encompass Health Corp.	488	45,355
Fresenius SE & Co. KGaA*	1,327	47,659
HCA Healthcare, Inc.	411	149,214
IHH Healthcare Bhd	32,075	43,981
Inari Medical, Inc.*	843	39,250
Johnson & Johnson	2,882	454,924
Koninklijke Philips NV*	1,728	48,766
LivaNova PLC*	691	34,135
Medtronic PLC	2,873	230,759
Merit Medical Systems, Inc.*	520	44,351
Molina Healthcare, Inc.*	134	45,730
Nihon Kohden Corp.	2,764	42,491
Novartis AG	4,093	458,379
Novo Nordisk A/S, Class B	3,132	414,215
Penumbra, Inc.*	223	37,261
Pfizer, Inc.	14,748	450,404
Ramsay Health Care Ltd.	1,346	40,844
Rhythm Pharmaceuticals, Inc.*	1,182	56,984
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Sanofi SA	2,451	$252,836
Sawai Group Holdings Co., Ltd.	1,084	47,752
Select Medical Holdings Corp.	1,221	48,547
Siemens Healthineers AG	728	39,097
Tenet Healthcare Corp.*	312	46,706
United Therapeutics Corp.*	153	47,933
UnitedHealth Group, Inc.	852	490,888
Zealand Pharma A/S*	453	61,093
Total Health Care		6,236,550

Industrials — 1.5%
Fluidra SA	1,740	38,749
Hayward Holdings, Inc.*	2,911	43,054
Pentair PLC	518	45,516
Total Industrials		127,319

Information Technology — 5.6%
Apple, Inc.	2,199	488,354

Total Common Stocks
(Cost $7,562,611)		8,726,647

Short-Term Investment — 0.4%
Money Market Funds — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%(b)(c)
(Cost $38,158)	38,158	38,158

Total Investments — 100.3% (Cost $7,600,769)		8,764,805
Other Assets and Liabilities, Net — (0.3)%		(29,683)
Net Assets — 100%		$8,735,122

Schedule of Investments ─ NYLI Healthy Hearts ETF (formerly, IQ Healthy Hearts ETF) (continued)

July 31, 2024 (unaudited)

		% of
Country	Value	Net Assets
United States	$6,202,153	71.0%
Switzerland	499,467	5.7
United Kingdom	475,805	5.5
Denmark	475,308	5.4
Japan	232,566	2.7
Germany	213,435	2.4
Canada	90,706	1.0
Netherlands	90,328	1.0
Thailand	86,578	1.0
Taiwan	82,963	1.0
Italy	78,751	0.9
Malaysia	43,981	0.5
Ireland	41,337	0.5
Australia	40,844	0.5
Sweden	38,802	0.4
Spain	38,749	0.4
China	33,032	0.4
Total Investments	$8,764,805	100.3
Other Assets and Liabilities, Net	(29,683)	(0.3)
Total Net Assets	$8,735,122	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $89,600; total market value of collateral held by the Fund was $90,837. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $52,679.
(b)	Reflects the 1-day yield at July 31, 2024.
(c)	Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,726,647	$—	$—	$8,726,647
Short-Term Investment:
Money Market Funds	38,158	—	—	38,158
Total Investments in Securities	$8,764,805	$—	$—	$8,764,805

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.